Investment - Narrative (Details) - USD ($) $ in Thousands		6 Months Ended
	Mar. 06, 2020	Jun. 30, 2021	Jun. 30, 2020
Schedule of Equity Method Investments [Line Items]
Purchase of investments		$ 0	$ 488
Delix Therapeutics, Inc.
Schedule of Equity Method Investments [Line Items]
Ownership percentage in Delix Therapeutics, Inc	8.00%
Delix Therapeutics, Inc.
Schedule of Equity Method Investments [Line Items]
Purchase of investments	$ 500